Warrants	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Warrants
Warrants

14. Warrants

Upon the closing of the Merger, the Company assumed (i) the warrants initially included in the MURF units issued in MURF’s initial public offering (the “Publicly Traded Warrants”), and (ii) the warrants that were included in the private placement units issued to the Sponsor simultaneously with the closing of MURF’s initial public offering (the “Private Placement Warrants”). In connection with the Merger, the Company also issued warrants to the PIPE Investors (the “PIPE Warrants”) pursuant to the Subscription Agreements and to an advisor (the “A.G.P. Warrants,” and together with the PIPE Warrants, the “Liability Classified Warrants”) pursuant to the Company’s engagement agreement with the advisor.

The Company determined that the settlement amount of the Publicly Traded Warrants and the Private Placement Warrants would equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument) and must be classified as equity, while the settlement amount of the Liability Classified Warrants would not equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument) and must be classified as a liability.

On March 20, 2024, the Company issued in a private placement common stock purchase warrants (the “Warrants”) to an unrelated third party to purchase up to an aggregate 260,000 shares of the Company’s common stock, in exchange for entering into a lock-up with respect to the shares of common stock held by such holder (the “Lock-Up Agreement”). The Company recognized at $0.5 million loss on the issuance of the warrants in the period ending March 31, 2024. The Company estimated the fair value of the warrants issued as of March 20, 2024, using a Black-Scholes option-pricing model utilizing the following assumptions:

March 20, 2024
Closing stock price	$3.47
Contractual exercise price	$3.18
Risk-free rate	4.41%
Estimated volatility	78.5%
Time period to expiration	3 Years

Equity Classified Warrants

Pursuant to MURF’s initial public offering, the Company sold 13,225,000 units at a price of $10.00 per unit. Each unit consisted of one share of MURF Class A common stock and one redeemable Publicly Traded Warrant. Each whole Publicly Traded Warrant entitled the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. The warrants are publicly traded on The Nasdaq Capital Market under the trading symbol CDTTW.

Simultaneously with the closing of its initial public offering, MURF consummated the private sale to the Sponsor of 754,000 private placement units at a price of $10.00 per private placement unit. Each private placement unit was comprised of one share of MURF Class A common stock and one Private Placement Warrant. Each Private Placement Warrant was exercisable to purchase one share of MURF Class A common stock at a price of $11.50 per share, subject to adjustment. The private placement units (including the Class A common stock issuable upon exercise of the warrants included in the private placement units) were not transferable, assignable, or saleable until 30 days after the completion of a Merger, subject to certain exceptions.

In connection with the closing of the Merger on September 22, 2023, the Equity Classified Warrants were amended to entitle each holder to purchase one share of the Company’s Common Stock.

The Equity Classified Warrants became exercisable 30 days after the Closing Date of the Merger. The Equity Classified Warrants will expire five years after the Closing Date of the Merger or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any shares of Common Stock pursuant to the exercise of a Equity Classified Warrant and will have no obligation to settle such exercise unless a registration statement under the Securities Act with respect to the shares of Common Stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to our satisfying our obligations described below with respect to registration. No Equity Classified Warrant will be exercisable and we will not be obligated to issue shares of Common Stock upon exercise unless the Common Stock issuable upon such exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the Equity Classified Warrant. In the event that the conditions in the two immediately preceding sentences are not satisfied with respect to an Equity Classified Warrant, the holder of such warrant will not be entitled to exercise such warrant and such warrant may have no value and expire worthless. In no event will we be required to net cash settle any Equity Classified Warrant. In the event that a registration statement is not effective for the exercised Equity Classified Warrant, the purchaser of a unit containing such Equity Classified Warrant will have paid the full purchase price for the unit solely for the share of Common Stock underlying such unit.

Conduit may call the Publicly Traded Warrants in whole and not in part, at a price of $0.01 per warrant,

●	upon not less than 30 days’ prior written notice of redemption to each Publicly Traded Warrant holder; and

●

if, and only if, the reported last sale price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the Publicly Traded Warrants become exercisable and ending three business days before we send the notice of redemption to the warrant holders.

If and when the Publicly Traded Warrants become redeemable by Conduit, Conduit may not exercise its redemption right if the issuance of shares of Common Stock upon exercise of the Publicly Traded Warrants is not exempt from registration or qualification under applicable state blue sky laws or Conduit are unable to effect such registration or qualification. Conduit will use its best efforts to register or qualify such shares of Common Stock under the blue sky laws of the state of residence in those states in which the Publicly Traded Warrants were offered by Conduit in the offering.

If Conduit calls the Publicly Traded Warrants for redemption as described above, Conduit’s management will have the option to require any holder that wishes to exercise its Publicly Traded Warrant to do so on a “cashless basis.” In determining whether to require all holders to exercise their Publicly Traded Warrants on a “cashless basis,” Conduit’s management will consider, among other factors, Conduit’s cash position, the number of Publicly Traded Warrants that are outstanding and the dilutive effect on Conduit stockholders of issuing the maximum number of shares of Common Stock issuable upon the exercise of our Publicly Traded Warrants. If Conduit’s management takes advantage of this option, all holders of Publicly Traded Warrants would pay the exercise price by surrendering their Publicly Traded Warrants for that number of shares of Common Stock equal to the quotient obtained by dividing (x) the product of the number of shares of Common Stock underlying the Publicly Traded Warrants, multiplied by the difference between the exercise price of the Publicly Traded Warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose shall mean the average reported last sale price of the Common Stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of Publicly Traded Warrants. If Conduit’s management takes advantage of this option, the notice of redemption will contain the information necessary to calculate the number of shares of Common Stock to be received upon exercise of the Publicly Traded Warrants, including the “fair market value” in such case. Requiring a cashless exercise in this manner will reduce the number of shares to be issued and thereby lessen the dilutive effect of a Publicly Traded Warrant redemption.

The Private Placement Warrants are identical to the Publicly Traded Warrants, except that such warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and will not be redeemable by Conduit, in each case so long as they are still held by the Sponsor or its permitted transferees.

As summarized above, the Company has the option to redeem all of the Publicly Traded Warrants at a cash price of $0.01 per warrant during the exercisability period if the Company’s common stock has closed at a trading price above $18.00 for 20 days during a 30 day trading window. Management notes that this option is within the Company’s control, therefore it does not represent an “obligation” and does not create a liability under ASC 480. Management considered the guidance within ASC 815-40-15-7A, noting that an exercise contingency would not preclude permanent equity classification if all of the other equity criteria are met. As all other criteria to be classified as permanent equity are met, the Publicly Traded Warrants are classified as permanent equity on the Consolidated Balance Sheets.

Management assessed the Private Placement Warrants and determined that the warrants are considered to be indexed to the entity’s own stock and met all the criteria for permanent equity classification. As such, the Private Placement Warrants are also classified as permanent equity on the Consolidated Balance Sheets.

The Warrants issued in March 2024 are not exercisable until one year after their date of issuance. Each Warrant is exercisable into one share of the Company’s common stock at a price per share of $3.18 (as adjusted from time to time in accordance with the terms thereof) for a two-year period after the date of exercisability. There is no established public trading market for the Warrants. Notwithstanding the foregoing, the Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such Warrants commencing on the 90th day after the date of the Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of common stock remain locked up pursuant to the Lock-Up Agreement on such date.

The issuance of the Warrants was made in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and/or Regulation D promulgated thereunder.

Liability Classified Warrants

As discussed in Note 3, 2,000,000 warrants were issued to the PIPE Investors as of the closing of the Merger pursuant to subscription agreements. The warrants provide the PIPE Investors the right to purchase up to 2,000,000 shares of Common Stock at an exercise price of $11.50. Additionally, on the Closing Date of the Merger, the Company issued 54,000 warrants to A.G.P. (the “A.G.P. Warrants”) for services provided directly related to the Merger. The warrants provide AGP the right to purchase up to 54,000 shares of Common Stock at an exercise price of $11.00 per share.

The warrants issued to the PIPE Investors and the advisor (collectively the “Liability Classified Warrants”) contain materially the same terms and are exercisable for a period of five years, beginning on October 22, 2023.

The PIPE Warrants are exercisable for cash or on a cashless basis, at the holder’s option. The PIPE Warrants are not redeemable by the Company.

The A.G.P. Warrants are exercisable for cash or on a cashless basis, at the holder’s option. The Company may call the A.G.P. Warrants for redemption, in whole and not in part, at any time after the A.G.P. Warrants become exercisable and prior to their expiration, at a price of $0.01 per A.G.P. Warrant,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;

●	if, and only if, the reported last sale price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, recapitalizations and other similar events) for any 20 trading days within a 30 trading day period commencing once the A.G.P. Warrants become exercisable and ending three business days before we send the notice of redemption to the warrant holders; and

●	provided there is a current registration statement in effect with respect to the shares of Common Stock underlying the A.G.P. Warrants for each day in the 30 trading day period and continuing each thereafter until the redemption date.

If the Company calls the A.G.P. Warrants for redemption as described above, our management will have the option to require any holder that wishes to exercise its A.G.P. Warrant to do so on a “cashless basis.” If our management takes advantage of this option, holders of A.G.P. Warrants would pay the exercise price by surrendering their A.G.P. Warrants for that number of shares of Common Stock as calculated pursuant to the A.G.P. Warrant. Requiring a cashless exercise in this manner will reduce the number of shares to be issued and thereby lessen the dilutive effect of an A.G.P. Warrant redemption.

The Liability Classified Warrants are classified as derivative liabilities because they do not meet the criteria in ASC 815-40 to be considered indexed to the entity’s own stock as the warrants could be settled for an amount that is not equal to the difference between the fair value of a fixed number of the entity’s shares and a fixed monetary amount. The Liability Classified Warrants are initially measured at fair value based on the price of the Publicly Traded Warrants and are remeasured at fair value at subsequent financial reporting period end dates and upon exercise (see Note 6 for additional information regarding fair value).

As March 31, 2024 and December 31, 2023, the consolidated balance sheets contained derivative warrant liabilities of $0.1 million and $0.1 million, respectively.

15. Warrants

Upon the closing of the Merger, the Company assumed (i) the warrants initially included in the MURF units issued in MURF’s initial public offering (the “Publicly Traded Warrants”), and (ii) the warrants that were included in the private placement units issued to the Sponsor simultaneously with the closing of MURF’s initial public offering (the “Private Placement Warrants”). In connection with the Merger, the Company also issued warrants to the PIPE Investors (the “PIPE Warrants”) pursuant to the Subscription Agreements and to an advisor (the “A.G.P. Warrants,” and together with the PIPE Warrants, the “Liability Classified Warrants”) pursuant to the Company’s engagement agreement with the advisor.

The Company determined that the settlement amount of the Publicly Traded Warrants and the Private Placement Warrants would equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument) and must be classified as equity, while the settlement amount of the Liability Classified Warrants would not equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument) and must be classified as a liability.

On March 20, 2024, the Company issued in a private placement equity classified common stock purchase warrants to an unrelated third party to purchase up to an aggregate 260,000 shares of the Company’s Common Stock, in exchange for entering into a lock-up with respect to the shares of common stock held by such holder (the “March Lock-Up Agreement”). The Company recognized at $0.5 million loss on the issuance of the warrants in the period ending June 30, 2024. The Company estimated the fair value of the warrants issued as of March 20, 2024, using a Black-Scholes option-pricing model utilizing the following assumptions:

March 20, 2024
Closing stock price	$3.47
Contractual exercise price	$3.18
Risk-free rate	4.41%
Estimated volatility	78.5%
Time period to expiration	3 Years

On April 20, 2024, the Company issued in a private placement equity classified common stock purchase warrants to shareholders’ of the Company to purchase up to an aggregate 1,447,725 shares of the Company’s Common Stock, in exchange for (1) $0.125 per warrant and (2) entering into a lock-up with respect to the shares of common stock held by such holders (the “April Lock-Up Agreement”). 907,725 of the total April 2024 Warrants issued were issued to directors, related parties and management of the Company. The Company received cash of $0.2 million and recognized a $2.2 million loss on the issuance of the warrants in the three months ended June 30, 2024. The Company estimated the fair value of the warrants issued as of April 20, 2024, using a Black-Scholes option-pricing model utilizing the following assumptions:

April 20, 2024
Closing stock price	$3.08
Contractual exercise price	$3.12
Risk-free rate	4.81%
Estimated volatility	78.3%
Time period to expiration	3 Years

Equity Classified Warrants

Pursuant to MURF’s initial public offering, the Company sold 13,225,000 units at a price of $10.00 per unit. Each unit consisted of one share of MURF Class A common stock and one redeemable Publicly Traded Warrant. Each whole Publicly Traded Warrant entitled the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. The warrants are publicly traded on The Nasdaq Capital Market under the trading symbol CDTTW.

Simultaneously with the closing of its initial public offering, MURF consummated the private sale to the Sponsor of 754,000 private placement units at a price of $10.00 per private placement unit. Each private placement unit was comprised of one share of MURF Class A common stock and one Private Placement Warrant. Each Private Placement Warrant was exercisable to purchase one share of MURF Class A common stock at a price of $11.50 per share, subject to adjustment. The private placement units (including the Class A common stock issuable upon exercise of the warrants included in the private placement units) were not transferable, assignable, or saleable until 30 days after the completion of a Merger, subject to certain exceptions.

In connection with the closing of the Merger on September 22, 2023, the Equity Classified Warrants were amended to entitle each holder to purchase one share of the Company’s Common Stock.

The Equity Classified Warrants became exercisable 30 days after the Closing Date of the Merger. The Equity Classified Warrants will expire five years after the Closing Date of the Merger or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any shares of Common Stock pursuant to the exercise of an Equity Classified Warrant and will have no obligation to settle such exercise unless a registration statement under the Securities Act with respect to the shares of Common Stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to our satisfying our obligations described below with respect to registration. No Equity Classified Warrant will be exercisable and we will not be obligated to issue shares of Common Stock upon exercise unless the Common Stock issuable upon such exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the Equity Classified Warrant. In the event that the conditions in the two immediately preceding sentences are not satisfied with respect to an Equity Classified Warrant, the holder of such warrant will not be entitled to exercise such warrant and such warrant may have no value and expire worthless. In no event will we be required to net cash settle any Equity Classified Warrant. In the event that a registration statement is not effective for the exercised Equity Classified Warrant, the purchaser of a unit containing such Equity Classified Warrant will have paid the full purchase price for the unit solely for the share of Common Stock underlying such unit.

Conduit may call the Publicly Traded Warrants in whole and not in part, at a price of $0.01 per warrant,

●	upon not less than 30 days’ prior written notice of redemption to each Publicly Traded Warrant holder; and

●	if, and only if, the reported last sale price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the Publicly Traded Warrants become exercisable and ending three business days before we send the notice of redemption to the warrant holders.

If and when the Publicly Traded Warrants become redeemable by Conduit, Conduit may not exercise its redemption right if the issuance of shares of Common Stock upon exercise of the Publicly Traded Warrants is not exempt from registration or qualification under applicable state blue sky laws or Conduit are unable to effect such registration or qualification. Conduit will use its best efforts to register or qualify such shares of Common Stock under the blue sky laws of the state of residence in those states in which the Publicly Traded Warrants were offered by Conduit in the offering.

The Private Placement Warrants are identical to the Publicly Traded Warrants, except that such warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and will not be redeemable by Conduit, in each case so long as they are still held by the Sponsor or its permitted transferees.

The warrants issued in March 2024 (the “March 2024 Warrants”) are not exercisable until one year after their date of issuance. Each March 2024 Warrant is exercisable into one share of the Company’s Common Stock at a price per share of $3.18 (as adjusted from time to time in accordance with the terms thereof) for a two-year period after the date of exercisability. There is no established public trading market for the March 2024 Warrants. Notwithstanding the foregoing, the March 2024 Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such March 2024 Warrants commencing on the 90th day after the date of the March Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of common stock remain locked up pursuant to the March Lock-Up Agreement on such date.

The warrants issued April 2024 (the “April 2024 Warrants”) are not exercisable until one year after their date of issuance. Each April 2024 Warrant is exercisable into one share of the Company’s Common Stock at a price per share of $3.12 (as adjusted from time to time in accordance with the terms thereof) for a two-year period after the date of exercisability. There is no established public trading market for the April 2024 Warrants. Notwithstanding the foregoing, the April 2024 Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such March 2024 Warrants commencing on the 90th day after the date of the April Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of common stock remain locked up pursuant to the April Lock-Up Agreement on such date.

Liability Classified Warrants

As discussed in Note 3, 2,000,000 warrants were issued to the PIPE Investors as of the closing of the Merger pursuant to subscription agreements. The warrants provide the PIPE Investors the right to purchase up to 2,000,000 shares of Common Stock at an exercise price of $11.50. Additionally, on the Closing Date of the Merger, the Company issued 54,000 warrants to A.G.P. (the “A.G.P. Warrants”) for services provided directly related to the Merger. The warrants provide AGP the right to purchase up to 54,000 shares of Common Stock at an exercise price of $11.00 per share.

The Liability Classified Warrants contain materially the same terms and are exercisable for a period of five years, beginning on October 22, 2023.

The PIPE Warrants are exercisable for cash or on a cashless basis, at the holder’s option. The PIPE Warrants are not redeemable by the Company.

The A.G.P. Warrants are exercisable for cash or on a cashless basis, at the holder’s option. The Company may call the A.G.P. Warrants for redemption, in whole and not in part, at any time after the A.G.P. Warrants become exercisable and prior to their expiration, at a price of $0.01 per A.G.P. Warrant,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;

●	if, and only if, the reported last sale price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, recapitalizations and other similar events) for any 20 trading days within a 30 trading day period commencing once the A.G.P. Warrants become exercisable and ending three business days before we send the notice of redemption to the warrant holders; and

●	provided there is a current registration statement in effect with respect to the shares of Common Stock underlying the A.G.P. Warrants for each day in the 30 trading day period and continuing each thereafter until the redemption date.

These warrants are classified as derivative liabilities because they do not meet the criteria in ASC 815-40 to be considered indexed to the entity’s own stock as the warrants could be settled for an amount that is not equal to the difference between the fair value of a fixed number of the entity’s shares and a fixed monetary amount. The Liability Classified Warrants are initially measured at fair value based on the price of the Publicly Traded Warrants and are remeasured at fair value at subsequent financial reporting period end dates and upon exercise (see Note 6 for additional information regarding fair value).

As June 30, 2024 and December 31, 2023, the consolidated balance sheets contained derivative warrant liabilities of $32,000 and $0.1 million, respectively.

15. Warrants

Upon the closing of the Merger, the Company assumed (i) the warrants initially included in the MURF units issued in MURF’s initial public offering (the “Publicly Traded Warrants”), and (ii) the warrants that were included in the private placement units issued to the MURF Sponsor simultaneously with the closing of MURF’s initial public offering (the “Private Placement Warrants”). In connection with the Merger, the Company also issued warrants to the PIPE Investors (the “PIPE Warrants”) pursuant to the Subscription Agreements and to an advisor (the “A.G.P. Warrants,” and together with the PIPE Warrants, the “Liability Classified Warrants”) pursuant to the Company’s engagement agreement with the advisor.

The Company determined that the settlement amount of the Publicly Traded Warrants and the Private Placement Warrants would equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument) and must be classified as equity, while the settlement amount of the Liability Classified Warrants would not equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument) and must be classified as a liability.

Equity Classified Warrants

On March 20, 2024, the Company issued in a private placement equity classified common stock purchase warrants to an unrelated third party to purchase up to an aggregate 260,000 shares of the Company’s Common Stock, in exchange for entering into a lock-up with respect to the shares of common stock held by such holder (the “March 2024 Lock-Up Agreement”). The Company recognized at $0.5 million loss on the issuance of the warrants in the period ending September 30, 2024. The Company estimated the fair value of the warrants issued as of March 20, 2024, using a Black-Scholes option-pricing model utilizing the following assumptions:

March 20, 2024
Closing stock price	$3.47
Contractual exercise price	$3.18
Risk-free rate	4.41%
Estimated volatility	78.5%
Time period to expiration	3 Years

On April 20, 2024, the Company issued in a private placement equity classified common stock purchase warrants to stockholders of the Company to purchase up to an aggregate 1,447,725 shares of the Company’s Common Stock, in exchange for (1) $0.125 per warrant and (2) entering into a lock-up with respect to the shares of Common Stock held by such holders (the “April 2024 Lock-Up Agreement”). Of the total April 2024 Warrants issued, 907,725 were issued to directors, related parties and management of the Company. The Company received cash of $0.2 million and recognized a $2.2 million loss on the issuance of the warrants in the nine months ended September 30, 2024. The Company estimated the fair value of the warrants issued as of April 20, 2024, using a Black-Scholes option-pricing model utilizing the following assumptions:

April 20, 2024
Closing stock price	$3.08
Contractual exercise price	$3.12
Risk-free rate	4.81%
Estimated volatility	78.3%
Time period to expiration	3 Years

Pursuant to MURF’s initial public offering, the Company sold 13,225,000 units at a price of $10.00 per unit. Each unit consisted of one share of MURF Class A common stock and one redeemable Publicly Traded Warrant. Each whole Publicly Traded Warrant entitled the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. The warrants are publicly traded on The Nasdaq Capital Market under the trading symbol “CDTTW.”

Simultaneously with the closing of its initial public offering, MURF consummated the private sale to the MURF Sponsor of 754,000 private placement units at a price of $10.00 per private placement unit. Each private placement unit was comprised of one share of MURF Class A common stock and one Private Placement Warrant. Each Private Placement Warrant was exercisable to purchase one share of MURF Class A common stock at a price of $11.50 per share, subject to adjustment. The private placement units (including the Class A common stock issuable upon exercise of the warrants included in the private placement units) were not transferable, assignable, or saleable until 30 days after the completion of a Merger, subject to certain exceptions.

In connection with the closing of the Merger on September 22, 2023, the Equity Classified Warrants were amended to entitle each holder to purchase one share of the Company’s Common Stock.

The Equity Classified Warrants became exercisable 30 days after the Closing Date of the Merger. The Equity Classified Warrants will expire five years after the Closing Date of the Merger or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any shares of Common Stock pursuant to the exercise of an Equity Classified Warrant and will have no obligation to settle such exercise unless a registration statement under the Securities Act with respect to the shares of Common Stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to our satisfying our obligations described below with respect to registration. No Equity Classified Warrant will be exercisable and we will not be obligated to issue shares of Common Stock upon exercise unless the Common Stock issuable upon such exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the Equity Classified Warrant. In the event that the conditions in the two immediately preceding sentences are not satisfied with respect to an Equity Classified Warrant, the holder of such warrant will not be entitled to exercise such warrant and such warrant may have no value and expire worthless. In no event will we be required to net cash settle any Equity Classified Warrant. In the event that a registration statement is not effective for the exercised Equity Classified Warrant, the purchaser of a unit containing such Equity Classified Warrant will have paid the full purchase price for the unit solely for the share of Common Stock underlying such unit.

Conduit may call the Publicly Traded Warrants in whole and not in part, at a price of $0.01 per warrant,

●	upon not less than 30 days’ prior written notice of redemption to each Publicly Traded Warrant holder; and

●	if, and only if, the reported last sale price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the Publicly Traded Warrants become exercisable and ending three business days before we send the notice of redemption to the warrant holders.

If and when the Publicly Traded Warrants become redeemable by Conduit, Conduit may not exercise its redemption right if the issuance of shares of Common Stock upon exercise of the Publicly Traded Warrants is not exempt from registration or qualification under applicable state blue sky laws or Conduit are unable to effect such registration or qualification. Conduit will use its best efforts to register or qualify such shares of Common Stock under the blue sky laws of the state of residence in those states in which the Publicly Traded Warrants were offered by Conduit in the offering.

The Private Placement Warrants are identical to the Publicly Traded Warrants, except that such warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and will not be redeemable by Conduit, in each case so long as they are still held by the MURF Sponsor or its permitted transferees.

The March 2024 Warrants are not exercisable until one year after their date of issuance. Each March 2024 Warrant is exercisable into one share of the Company’s Common Stock at a price per share of $3.18 (as adjusted from time to time in accordance with the terms thereof) for a two-year period after the date of exercisability. There is no established public trading market for the March 2024 Warrants. Notwithstanding the foregoing, the March 2024 Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such March 2024 Warrants commencing on the 90th day after the date of the March 2024 Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of common stock remain locked up pursuant to the March 2024 Lock-Up Agreement on such date.

The April 2024 Warrants are not exercisable until one year after their date of issuance. Each April 2024 Warrant is exercisable into one share of the Company’s Common Stock at a price per share of $3.12 (as adjusted from time to time in accordance with the terms thereof) for a two-year period after the date of exercisability. There is no established public trading market for the April 2024 Warrants. Notwithstanding the foregoing, the April 2024 Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such March 2024 Warrants commencing on the 90th day after the date of the April 2024 Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of common stock remain locked up pursuant to the April 2024 Lock-Up Agreement on such date.

Liability Classified Warrants

As discussed in Note 3, 2,000,000 warrants were issued to the PIPE Investors as of the closing of the Merger pursuant to subscription agreements. The warrants provide the PIPE Investors the right to purchase up to 2,000,000 shares of Common Stock at an exercise price of $11.50. Additionally, on the Closing Date of the Merger, the Company issued 54,000 warrants to A.G.P. (the “A.G.P. Warrants”) for services provided directly related to the Merger. The warrants provide AGP the right to purchase up to 54,000 shares of Common Stock at an exercise price of $11.00 per share.

The Liability Classified Warrants contain materially the same terms and are exercisable for a period of five years, beginning on October 22, 2023.

The PIPE Warrants are exercisable for cash or on a cashless basis, at the holder’s option. The PIPE Warrants are not redeemable by the Company.

The A.G.P. Warrants are exercisable for cash or on a cashless basis, at the holder’s option. The Company may call the A.G.P. Warrants for redemption, in whole and not in part, at any time after the A.G.P. Warrants become exercisable and prior to their expiration, at a price of $0.01 per A.G.P. Warrant,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;

●	if, and only if, the reported last sale price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, recapitalizations and other similar events) for any 20 trading days within a 30 trading day period commencing once the A.G.P. Warrants become exercisable and ending three business days before we send the notice of redemption to the warrant holders; and

●	provided there is a current registration statement in effect with respect to the shares of Common Stock underlying the A.G.P. Warrants for each day in the 30 trading day period and continuing each thereafter until the redemption date.

These warrants are classified as derivative liabilities because they do not meet the criteria in ASC 815-40 to be considered indexed to the entity’s own stock as the warrants could be settled for an amount that is not equal to the difference between the fair value of a fixed number of the entity’s shares and a fixed monetary amount. The Liability Classified Warrants are initially measured at fair value based on the price of the Publicly Traded Warrants and are remeasured at fair value at subsequent financial reporting period end dates and upon exercise (see Note 6 for additional information regarding fair value).

As September 30, 2024 and December 31, 2023, the consolidated balance sheets contained derivative warrant liabilities of $24,000 and $0.1 million, respectively.